UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

LG QRAFT AI-Powered U.S. Large Cap Core ETF (LQAI)

Annual Report

April 30, 2024

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2024

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.qraftaietf.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. The QRAFT AI-Enhanced U.S. Large Cap Momentum ETF is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). The QRAFT AI-Enhanced U.S. Large Cap ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF are classified as diversified investment companies under the 1940 Act. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

The funds rely heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, a fund’s strategy may not be successfully implemented and the fund may lose value.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

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QRAFT AI-Enhanced U.S. Large Cap ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2024 (Unaudited)

Dear Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Large Cap ETF (“QRFT” or the “Fund”). The information presented in this report relates to the operations of QRFT for the fiscal year ended April 30, 2024.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation by utilizing a proprietary artificial intelligence (AI) system developed by QRAFT Technologies, Inc. to select a portfolio of large-capitalization U.S. stocks. The AI system generates a database of stocks with exposure to a variety of factors affecting the U.S. market including, but not limited to, quality (generally, a company’s profitability), size (market capitalization), value (comparison of a company’s market value versus its book value), momentum (a security’s recent price returns compared to the overall market over time), and volatility (a security’s systematic risk as compared to the market as a whole).

During the fiscal year ended April 30, 2024, equity markets hit new all-time highs after the U.S. economy remained resilient while the Federal Reserve signaled a potential end to their historic rate hikes. Compared to the S&P 500® Index, the Fund was, on average, underweight in the Information Technology sector, underweight in the Communication Services sector and overweight in the Industrials sector, which were key positive contributors to the Fund’s performance (7.87%, 1.56% and 3.58%, respectively).

For the fiscal year ended April 30, 2024, the Fund’s market price increased 20.45% and the net asset value increased 20.21% while the S&P 500® Index, a broad market equity index, increased 22.66%.

The Fund commenced operations on May 20, 2019, and had 200,001 shares outstanding as of April 30, 2024.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Large Cap ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. Large Cap ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2024 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2024		Expense Ratio*
		One Year	Since Inception	Gross	Net
QRAFT AI-Enhanced U.S. Large Cap ETF (Net Asset Value)	5/20/2019	20.21%	15.17%	0.75%	0.75%
QRAFT AI-Enhanced U.S. Large Cap ETF (Market Price)		20.45%	15.20%
S&P 500® Index		22.66%	14.14%

*   Reflects the expense ratio as reported in the Prospectus dated September 1, 2023.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost.   Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

NAV - The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2024 (Unaudited)

Dear Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (“AMOM” or the “Fund”). The information presented in this report relates to the operations of AMOM for the fiscal year ended April 30, 2024.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by utilizing a proprietary artificial intelligence (AI) system developed by Qraft Technologies, Inc. to select a portfolio of large-capitalization U.S. stocks. The AI system generates a database of stocks with exposure to momentum factors, which relate to the rate of acceleration of a security’s price.

During the fiscal year ended April 30, 2024, equity markets hit new all-time highs after the U.S. economy remained resilient while the federal reserve signaled a potential end to their historic rate hikes. Compared to the S&P 500® Index, the Fund was, on average, overweight in the Information Technology sector, underweight in the Communication Services sector and overweight in the Consumer Discretionary sector, which were key positive contributors to the Fund’s performance (14.71%, 4.66% and 2.66%, respectively).

In addition, compared to MSCI USA Momentum SR Variant Index, the Fund was, on average, underweight in the Information Technology sector, overweight in the Communication Services sector and overweight in the Consumer Discretionary sector.

For the fiscal year ended April 30, 2024, the Fund’s market price increased 27.71% and the net asset value increased 27.62%, while the S&P 500® Index, a broad market equity index, increased 22.66%.

The Fund commenced operations on May 20, 2019, and had 550,001 shares outstanding as of April 30, 2024.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2024 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2024		Expense Ratio*
		One Year	Since Inception	Gross	Net
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (Net Asset Value)	5/20/2019	27.62%	14.82%	0.75%	0.75%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (Market Price)		27.71%	14.82%
S&P 500® Index		22.66%	14.14%

*   Reflects the expense ratio as reported in the Prospectus dated September 1, 2023.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

NAV - The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

LG QRAFT AI-Powered U.S. Large Cap Core ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2024 (Unaudited)

For the fiscal period ended April 30, 2024, the Fund did not have six months of performance and therefore line graphs are not presented.

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2024	Expense Ratio*
		Since Inception	Gross	Net
LG QRAFT AI-Powered U.S. Large Cap Core ETF (Net Asset Value)	11/7/2023	15.19%	0.75%	0.75%
LG QRAFT AI-Powered U.S. Large Cap Core ETF (Market Price)		14.90%
S&P 500® Index		16.19%

*   Reflects the expense ratio as reported in the Prospectus dated November 1, 2023.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

NAV - The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	April 30, 2024
	Number of Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATION SERVICES — 14.6%
Alphabet, Inc., Class A*	4,513	$734,626
BCE, Inc.	368	12,089
Comcast Corp., Class A	1,454	55,412
Electronic Arts, Inc.	107	13,570
Fox Corp., Class A	181	5,613
Liberty Media Corp. – Liberty Formula One, Class C*	90	6,297
Meta Platforms, Inc., Class A	855	367,795
Netflix, Inc.*	169	93,058
News Corp., Class A	227	5,403
Nexstar Media Group, Inc., Class A	15	2,401
Pinterest, Inc., Class A*	230	7,694
ROBLOX Corp., Class A*	224	7,965
Roku, Inc.*	53	3,056
Sirius XM Holdings, Inc.	1,519	4,466
Snap, Inc., Class A*	549	8,262
Spotify Technology SA*	78	21,874
		1,349,581
CONSUMER DISCRETIONARY — 12.9%
Airbnb, Inc., Class A*	162	25,688
Amazon.com, Inc.*	3,934	688,450
Autoliv, Inc.	34	4,073
AutoNation, Inc.*	18	2,901
AutoZone, Inc.*	7	20,695
Bath & Body Works, Inc.	91	4,133
Booking Holdings, Inc.	14	48,328
BorgWarner, Inc.	97	3,179
Domino’s Pizza, Inc.	14	7,410
DraftKings, Inc., Class A*	183	7,606
eBay, Inc.	198	10,205
Etsy, Inc.*	50	3,434
Ferrari NV	71	29,515
Ford Motor Co.	1,456	17,690
Gap, Inc. (The)	152	3,119
Garmin Ltd.	78	11,269
General Motors Co.	431	19,192
H&R Block, Inc.	61	2,881
Hasbro, Inc.	58	3,555
Hilton Worldwide Holdings, Inc.	94	18,544
Home Depot, Inc. (The)	25	8,356
Lear Corp.	24	3,021
Lowe’s Cos., Inc.	225	51,298
Magna International, Inc.	113	5,401
Marriott International, Inc., Class A	107	25,266
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
McDonald’s Corp.	19	$5,188
MercadoLibre, Inc.*	19	27,715
MGM Resorts International*	126	4,969
Mohawk Industries, Inc.*	26	2,998
Murphy USA, Inc.	9	3,724
O’Reilly Automotive, Inc.*	23	23,305
PVH Corp.	25	2,720
Ralph Lauren Corp.	17	2,782
RH*	8	1,976
Service Corp. International	59	4,231
Starbucks Corp.	445	39,378
Tapestry, Inc.	94	3,752
Tesla, Inc.*	79	14,479
TJX Cos., Inc. (The)	32	3,011
Vail Resorts, Inc.	16	3,030
VF Corp.	171	2,131
Wayfair, Inc., Class A*	41	2,056
Whirlpool Corp.	24	2,277
Wingstop, Inc.	11	4,233
Wyndham Hotels & Resorts, Inc.	35	2,573
Wynn Resorts Ltd.	46	4,216
		1,185,953
CONSUMER STAPLES — 5.2%
Altria Group, Inc.	695	30,448
BellRing Brands, Inc.*	56	3,090
Clorox Co. (The)	48	7,098
Coca-Cola Co. (The)	112	6,918
Colgate-Palmolive Co.	325	29,874
Costco Wholesale Corp.	11	7,952
Estee Lauder Cos., Inc. (The), Class A	88	12,910
General Mills, Inc.	214	15,078
J M Smucker Co. (The)	42	4,824
Kellanova	133	7,695
Maplebear, Inc.*	114	3,891
Molson Coors Beverage Co., Class B	80	4,581
Mondelez International, Inc., Class A	39	2,806
PepsiCo, Inc.	35	6,157
Philip Morris International, Inc.	42	3,987
Procter & Gamble Co. (The)	917	149,654
Walmart, Inc.	3,134	186,003
		482,966
ENERGY — 0.3%
Chevron Corp.	48	7,741
ConocoPhillips	32	4,020

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2024
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
EnLink Midstream LLC*	199	$2,730
Exxon Mobil Corp.	99	11,709
Western Midstream Partners LP	152	5,183
		31,383
FINANCIALS — 9.1%
Aflac, Inc.	216	18,068
Allstate Corp. (The)	98	16,666
Ally Financial, Inc.	122	4,679
American Express Co.	19	4,447
American Financial Group, Inc.	34	4,344
American International Group, Inc.	270	20,334
Ameriprise Financial, Inc.	40	16,472
Aon PLC, Class A	79	22,279
Assurant, Inc.	22	3,837
Berkshire Hathaway, Inc., Class B*	54	21,423
BlackRock, Inc.	5	3,773
Blackstone, Inc.	21	2,449
Block, Inc.*	221	16,133
Charles Schwab Corp. (The)	695	51,395
Chubb Ltd.	159	39,534
Cincinnati Financial Corp.	64	7,404
Citizens Financial Group, Inc.	179	6,106
CME Group, Inc.	142	29,769
CNA Financial Corp.	109	4,789
Coinbase Global, Inc., Class A*	73	14,887
Comerica, Inc.	57	2,860
Commerce Bancshares, Inc.	56	3,062
Credit Acceptance Corp.*	6	3,082
Cullen/Frost Bankers, Inc.	27	2,817
Discover Financial Services	101	12,800
Equitable Holdings, Inc.	133	4,909
FactSet Research Systems, Inc.	15	6,253
Fidelity National Financial, Inc.	107	5,297
Fidelity National Information Services, Inc.	216	14,671
First American Financial Corp.	45	2,411
Fiserv, Inc.*	232	35,419
Global Payments, Inc.	104	12,768
Globe Life, Inc.	38	2,894
Goldman Sachs Group, Inc. (The)	9	3,840
Invesco Ltd.	192	2,721
Jack Henry & Associates, Inc.	30	4,881
Jefferies Financial Group, Inc.	88	3,789
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
KeyCorp	369	$5,347
KKR & Co., Inc.	26	2,420
Loews Corp.	87	6,538
Manulife Financial Corp.	720	16,790
Marsh & McLennan Cos., Inc.	14	2,792
Mastercard, Inc., Class A	360	162,432
MetLife, Inc.	287	20,400
Morgan Stanley	45	4,088
MSCI, Inc.	32	14,905
Old Republic International Corp.	117	3,494
PayPal Holdings, Inc.*	423	28,730
Principal Financial Group, Inc.	97	7,677
Prudential Financial, Inc.	143	15,799
Reinsurance Group of America, Inc.	26	4,862
Royal Bank of Canada	39	3,776
S&P Global, Inc.	9	3,742
State Street Corp.	123	8,916
Sun Life Financial, Inc.	235	11,994
Synchrony Financial	159	6,993
Toronto-Dominion Bank (The)	51	3,025
Travelers Cos., Inc. (The)	86	18,246
Truist Financial Corp.	497	18,662
Unum Group	79	4,005
Visa, Inc., Class A	40	10,744
Voya Financial, Inc.	43	2,931
WEX, Inc.*	17	3,591
Willis Towers Watson PLC	41	10,297
Zions Bancorp NA	64	2,610
		839,068
HEALTH CARE — 17.7%
Abbott Laboratories	678	71,848
AbbVie, Inc.	646	105,066
Align Technology, Inc.*	31	8,754
Alnylam Pharmaceuticals, Inc.*	49	7,054
Amgen, Inc.	209	57,253
Apellis Pharmaceuticals, Inc.*	51	2,254
Baxter International, Inc.	208	8,397
Becton Dickinson & Co	114	26,744
Biogen, Inc.*	55	11,815
BioMarin Pharmaceutical, Inc.*	74	5,976
Bio-Rad Laboratories, Inc., Class A*	11	2,967
Blueprint Medicines Corp.*	27	2,466
Boston Scientific Corp.*	42	3,019

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2024
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Bristol-Myers Squibb Co.	745	$32,735
Cardinal Health, Inc.	98	10,098
Catalent, Inc.*	74	4,133
Centene Corp.*	214	15,635
Cigna Group (The)	114	40,703
CRISPR Therapeutics AG*	38	2,014
CVS Health Corp.	494	33,449
Cytokinetics, Inc.*	45	2,759
Danaher Corp.	19	4,686
DaVita, Inc.*	35	4,865
DENTSPLY SIRONA, Inc.	91	2,731
Dexcom, Inc.*	153	19,491
Elanco Animal Health, Inc.*	208	2,737
Elevance Health, Inc.	7	3,700
Eli Lilly & Co.	369	288,226
Encompass Health Corp.	42	3,502
Exact Sciences Corp.*	73	4,333
Exelixis, Inc.*	130	3,050
Gilead Sciences, Inc.	459	29,927
HCA Healthcare, Inc.	97	30,053
Illumina, Inc.*	65	7,998
Incyte Corp.*	90	4,684
Intuitive Surgical, Inc.*	138	51,146
Ionis Pharmaceuticals, Inc.*	64	2,641
Jazz Pharmaceuticals PLC*	26	2,879
Johnson & Johnson	938	135,625
Laboratory Corp. of America Holdings	33	6,645
Masimo Corp.*	23	3,091
McKesson Corp.	51	27,398
Medpace Holdings, Inc.*	13	5,049
Medtronic PLC	521	41,805
Merck & Co., Inc.	926	119,658
Mettler-Toledo International, Inc.*	9	11,067
Moderna, Inc.*	153	16,877
Neurocrine Biosciences, Inc.*	40	5,502
Pfizer, Inc.	2,072	53,085
Regeneron Pharmaceuticals, Inc.*	42	37,408
Revvity, Inc.	49	5,021
Sarepta Therapeutics, Inc.*	38	4,813
Stryker Corp.	149	50,138
Thermo Fisher Scientific, Inc.	149	84,739
United Therapeutics Corp.*	19	4,452
UnitedHealth Group, Inc.	23	11,125
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Universal Health Services, Inc., Class B	24	$4,090
Vertex Pharmaceuticals, Inc.*	102	40,067
Zimmer Biomet Holdings, Inc.	83	9,983
Zoetis, Inc.	181	28,822
		1,628,248
INDUSTRIALS — 8.8%
3M Co.	219	21,136
Acuity Brands, Inc.	13	3,228
AECOM	54	4,987
AGCO Corp.	31	3,540
Automatic Data Processing, Inc.	161	38,944
Boeing Co. (The)*	239	40,114
Booz Allen Hamilton Holding Corp.	50	7,384
Builders FirstSource, Inc.*	49	8,958
Canadian National Railway Co.	253	30,724
Caterpillar, Inc.	14	4,684
CH Robinson Worldwide, Inc.	49	3,479
Crane Co.	24	3,360
CSX Corp.	773	25,679
Cummins, Inc.	57	16,102
Deere & Co.	110	43,055
Eaton Corp. PLC	11	3,501
Expeditors International of Washington, Inc.	56	6,233
Fortune Brands Innovations, Inc.	51	3,728
GE Vernova, Inc.*	167	25,670
General Electric Co.	425	68,774
Honeywell International, Inc.	255	49,146
Icahn Enterprises LP	188	3,316
Illinois Tool Works, Inc.	118	28,805
KBR, Inc.	56	3,637
L3Harris Technologies, Inc.	75	16,054
Lockheed Martin Corp.	95	44,168
Lyft, Inc., Class A*	166	2,596
Norfolk Southern Corp.	89	20,499
Northrop Grumman Corp.	59	28,617
Otis Worldwide Corp.	162	14,774
Rockwell Automation, Inc.	46	12,464
RTX Corp.	520	52,790
SS&C Technologies Holdings, Inc.	97	6,003
Stanley Black & Decker, Inc.	61	5,575
Textron, Inc.	75	6,344
Thomson Reuters Corp.	178	26,896

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2024
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
TriNet Group, Inc.	22	$2,208
Uber Technologies, Inc.*	762	50,498
Union Pacific Corp.	16	3,795
Verisk Analytics, Inc.	57	12,424
Waste Management, Inc.	158	32,867
Westinghouse Air Brake Technologies Corp.	72	11,598
WillScot Mobile Mini Holdings Corp.*	79	2,920
Woodward, Inc.	25	4,059
XPO, Inc.*	46	4,943
		810,276
INFORMATION TECHNOLOGY — 29.6%
Accenture PLC, Class A	16	4,815
Adobe, Inc.*	176	81,458
Advanced Micro Devices, Inc.*	630	99,779
Akamai Technologies, Inc.*	59	5,955
Amdocs Ltd.	48	4,032
Analog Devices, Inc.	194	38,918
ANSYS, Inc.*	35	11,371
Apple, Inc.	5,053	860,678
Applied Materials, Inc.	325	64,561
Arista Networks, Inc.*	9	2,309
Atlassian Corp., Class A*	64	11,027
Autodesk, Inc.*	85	18,092
Broadcom, Inc.	182	236,649
Cadence Design Systems, Inc.*	107	29,492
Check Point Software Technologies Ltd.*	49	7,322
Ciena Corp.*	62	2,866
Cisco Systems, Inc.	106	4,980
Corning, Inc.	345	11,516
CyberArk Software Ltd.*	17	4,067
Dell Technologies, Inc., Class C	99	12,339
Dropbox, Inc., Class A*	115	2,663
F5, Inc.*	24	3,967
Fair Isaac Corp.*	10	11,333
Fortinet, Inc.*	303	19,144
GoDaddy, Inc., Class A*	55	6,731
Guidewire Software, Inc.*	34	3,754
Hewlett Packard Enterprise Co.	499	8,483
HubSpot, Inc.*	21	12,702
Intel Corp.	1,550	47,229
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
International Business Machines Corp.	336	$55,843
Intuit, Inc.	110	68,818
Juniper Networks, Inc.	129	4,492
Keysight Technologies, Inc.*	71	10,504
KLA Corp.	54	37,222
Lam Research Corp.	51	45,615
Manhattan Associates, Inc.*	24	4,945
Marvell Technology, Inc.	342	22,541
Micron Technology, Inc.	432	48,799
Microsoft Corp.	181	70,469
MKS Instruments, Inc.	27	3,213
MongoDB, Inc.*	30	10,955
Monolithic Power Systems, Inc.	19	12,717
Motorola Solutions, Inc.	66	22,384
NetApp, Inc.	85	8,688
Nutanix, Inc., Class A*	96	5,827
NVIDIA Corp.	61	52,705
NXP Semiconductors NV	102	26,131
Okta, Inc.*	62	5,765
Open Text Corp.	111	3,919
Oracle Corp.	1,071	121,826
Palo Alto Networks, Inc.*	127	36,943
Qorvo, Inc.*	39	4,557
QUALCOMM, Inc.	437	72,477
Qualys, Inc.*	16	2,623
Roper Technologies, Inc.	42	21,481
Salesforce, Inc.	377	101,390
Seagate Technology Holdings PLC	86	7,388
ServiceNow, Inc.*	80	55,466
Shopify, Inc., Class A*	475	33,345
Super Micro Computer, Inc.*	22	18,894
Synopsys, Inc.*	61	32,366
Teledyne Technologies, Inc.*	19	7,248
Teradyne, Inc.	59	6,863
Texas Instruments, Inc.	25	4,411
Twilio, Inc., Class A*	73	4,371
VeriSign, Inc.*	39	6,610
Western Digital Corp.*	126	8,925
Wix.com Ltd.*	23	2,734
Workday, Inc., Class A*	82	20,068
Zebra Technologies Corp., Class A*	21	6,606
		2,726,376

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2024
	Number of Shares	Value
COMMON STOCKS (Continued)
MATERIALS — 0.6%
Amcor PLC	575	$5,140
Corteva, Inc.	264	14,290
DuPont de Nemours, Inc.	168	12,180
Eastman Chemical Co.	47	4,439
Element Solutions, Inc.	106	2,452
International Paper Co.	138	4,822
Linde PLC	13	5,732
NewMarket Corp.	5	2,635
Sherwin-Williams Co. (The)	8	2,397
Westrock Co.	103	4,940
		59,027
REAL ESTATE — 0.8%
American Tower Corp., REIT	14	2,402
Americold Realty Trust, Inc., REIT	121	2,658
Boston Properties, Inc., REIT	64	3,961
CBRE Group, Inc., Class A*	123	10,688
Crown Castle, Inc., REIT	173	16,224
Essex Property Trust, Inc., REIT	25	6,156
Iron Mountain, Inc., REIT	119	9,225
Jones Lang LaSalle, Inc.*	19	3,433
Lamar Advertising Co., Class A, REIT	35	4,055
Omega Healthcare Investors, Inc., REIT	104	3,163
Prologis, Inc., REIT	26	2,653
Ventas, Inc., REIT	158	6,996
Zillow Group, Inc., Class C*	91	3,874
		75,488
UTILITIES — 0.2%
AES Corp. (The)	285	5,102
Brookfield Renewable Partners LP	125	2,626
NRG Energy, Inc.	82	5,959
PPL Corp.	303	8,320
		22,007
TOTAL COMMON STOCKS (Cost $9,373,515)		9,210,373
	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.0%
Invesco Government & Agency Portfolio – Institutional Class, 5.24%(a)	867	$867
TOTAL SHORT-TERM INVESTMENTS (Cost $867)		867
TOTAL INVESTMENTS — 99.8% (Cost $9,374,382)		9,211,240
Other Assets in Excess of Liabilities — 0.2%		17,490
TOTAL NET ASSETS — 100.0%		$9,228,730

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust
See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SUMMARY OF INVESTMENTS	April 30, 2024
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	14.6%
Consumer Discretionary	12.9%
Consumer Staples	5.2%
Energy	0.3%
Financials	9.1%
Health Care	17.7%
Industrials	8.8%
Information Technology	29.6%
Materials	0.6%
Real Estate	0.8%
Utilities	0.2%
Total Common Stocks	99.8%
Short-Term Investments	0.0%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	April 30, 2024
	Number of Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATION SERVICES — 5.2%
Alphabet, Inc., Class A*	1,760	$286,493
Netflix, Inc.*	1,371	754,927
		1,041,420
CONSUMER DISCRETIONARY — 13.5%
DR Horton, Inc.	1,758	250,497
Lennar Corp., Class A	1,606	243,502
Lululemon Athletica, Inc.*	650	234,390
MercadoLibre, Inc.*	350	510,545
Royal Caribbean Cruises Ltd.*	1,812	253,010
Tesla, Inc.*	6,665	1,221,561
		2,713,505
FINANCIALS — 9.9%
Apollo Global Management, Inc.	4,074	441,540
Blackstone, Inc.	4,075	475,186
Block, Inc.*	3,252	237,396
Coinbase Global, Inc., Class A*	1,072	218,613
KKR & Co., Inc.	3,413	317,648
Progressive Corp. (The)	1,473	306,752
		1,997,135
HEALTH CARE — 7.0%
Dexcom, Inc.*	3,079	392,234
Eli Lilly & Co.	790	617,069
IDEXX Laboratories, Inc.*	790	389,280
		1,398,583
INDUSTRIALS — 14.3%
Axon Enterprise, Inc.*	1,007	315,856
Builders FirstSource, Inc.*	1,651	301,836
Cintas Corp.	740	487,172
Old Dominion Freight Line, Inc.	1,864	338,707
Saia, Inc.*	468	185,716
Trane Technologies PLC	1,152	365,576
TransDigm Group, Inc.	382	476,747
United Rentals, Inc.	610	407,474
		2,879,084
INFORMATION TECHNOLOGY — 49.9%
Adobe, Inc.*	628	290,657
Advanced Micro Devices, Inc.*	3,447	545,936
Apple, Inc.	6,771	1,153,305
Applied Materials, Inc.	2,396	475,965
Arista Networks, Inc.*	645	165,481
Broadcom, Inc.	815	1,059,720
Cadence Design Systems, Inc.*	1,358	374,306
Datadog, Inc., Class A*	1,038	130,269
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Enphase Energy, Inc.*	240	$26,102
Entegris, Inc.	383	50,908
Fair Isaac Corp.*	194	219,866
Fortinet, Inc.*	1,957	123,643
Gartner, Inc.*	319	131,616
Intuit, Inc.	345	215,839
KLA Corp.	468	322,588
Lam Research Corp.	416	372,075
Microsoft Corp.	3,006	1,170,326
Monolithic Power Systems, Inc.	188	125,834
NVIDIA Corp.	2,121	1,832,587
NXP Semiconductors NV	222	56,874
Palo Alto Networks, Inc.*	525	152,717
ServiceNow, Inc.*	336	232,959
Shopify, Inc., Class A*	5,256	368,971
Super Micro Computer, Inc.*	305	261,934
Synopsys, Inc.*	320	169,789
		10,030,267
TOTAL COMMON STOCKS
(Cost $20,146,307)		20,059,994

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 5.24%(a)	52,143	52,143
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,143)		52,143
TOTAL INVESTMENTS — 100.1%
(Cost $20,198,450)		20,112,137
Liabilities in Excess of Other Assets — (0.1%)		(5,275)
TOTAL NET ASSETS — 100.0%		$20,106,862

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SUMMARY OF INVESTMENTS	April 30, 2024
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	5.2%
Consumer Discretionary	13.5%
Financials	9.9%
Health Care	7.0%
Industrials	14.3%
Information Technology	49.9%
Total Common Stocks	99.8%
Short-Term Investments	0.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

LG QRAFT AI-Powered U.S. Large Cap Core ETF SCHEDULE OF INVESTMENTS	April 30, 2024
	Number of Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATION SERVICES — 13.8%
Alphabet, Inc., Class A*	1,065	$173,361
AT&T, Inc.	5,298	89,483
Charter Communications, Inc., Class A*	137	35,064
Meta Platforms, Inc., Class A	343	147,548
Netflix, Inc.*	11	6,057
News Corp., Class A	2,275	54,145
T-Mobile US, Inc.	52	8,537
Verizon Communications, Inc.	143	5,647
Warner Bros Discovery, Inc.*	10,517	77,405
		597,247
CONSUMER DISCRETIONARY — 9.9%
Amazon.com, Inc.*	905	158,375
CarMax, Inc.*	856	58,182
Chipotle Mexican Grill, Inc.*	6	18,958
eBay, Inc.	544	28,038
Ford Motor Co.	2,526	30,691
NIKE, Inc., Class B	142	13,101
Tesla, Inc.*	658	120,598
		427,943
CONSUMER STAPLES — 5.4%
Conagra Brands, Inc.	268	8,249
Constellation Brands, Inc., Class A	143	36,245
Hormel Foods Corp.	1,878	66,782
Kenvue, Inc.	1,186	22,320
Lamb Weston Holdings, Inc.	399	33,253
McCormick & Co., Inc.	85	6,465
Molson Coors Beverage Co., Class B	796	45,579
Walmart, Inc.	232	13,769
		232,662
ENERGY — 4.2%
Baker Hughes Co.	449	14,646
Chevron Corp.	71	11,450
ConocoPhillips	50	6,281
EOG Resources, Inc.	48	6,342
EQT Corp.	176	7,056
Exxon Mobil Corp.	192	22,708
Kinder Morgan, Inc.	4,188	76,557
Marathon Petroleum Corp.	59	10,722
Schlumberger NV	252	11,965
Targa Resources Corp.	133	15,170
		182,897
FINANCIALS — 7.8%
Franklin Resources, Inc.	945	21,584
Globe Life, Inc.	1,381	105,191
Huntington Bancshares, Inc.	4,656	62,716
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
JPMorgan Chase & Co.	43	$8,245
KeyCorp	3,136	45,440
Morgan Stanley	238	21,620
Nasdaq, Inc.	241	14,424
Raymond James Financial, Inc.	110	13,420
Visa, Inc., Class A	22	5,909
Wells Fargo & Co.	618	36,660
		335,209
HEALTH CARE — 5.1%
Catalent, Inc.*	876	48,925
Eli Lilly & Co.	10	7,811
Pfizer, Inc.	861	22,059
Revvity, Inc.	249	25,515
STERIS PLC	86	17,592
UnitedHealth Group, Inc.	16	7,739
Viatris, Inc.	7,934	91,796
		221,437
INDUSTRIALS — 3.8%
3M Co.	76	7,335
Axon Enterprise, Inc.*	81	25,406
Cummins, Inc.	22	6,215
Delta Air Lines, Inc.	317	15,872
Fastenal Co.	396	26,904
FedEx Corp.	29	7,592
GE Vernova, Inc.*	1	154
General Electric Co.	99	16,020
Northrop Grumman Corp.	16	7,761
RTX Corp.	170	17,258
Southwest Airlines Co.	1,252	32,477
		162,994
INFORMATION TECHNOLOGY — 31.7%
Adobe, Inc.*	19	8,794
Advanced Micro Devices, Inc.*	625	98,988
Amphenol Corp., Class A	116	14,009
Apple, Inc.	1,031	175,610
Applied Materials, Inc.	31	6,158
Broadcom, Inc.	120	156,032
Cisco Systems, Inc.	504	23,678
Corning, Inc.	2,356	78,643
First Solar, Inc.*	36	6,347
Gen Digital, Inc.	2,106	42,415
Hewlett Packard Enterprise Co.	1,879	31,943
HP, Inc.	1,270	35,674
Intel Corp.	208	6,338
Juniper Networks, Inc.	2,358	82,106

See accompanying Notes to Financial Statements.

LG QRAFT AI-Powered U.S. Large Cap Core ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2024
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Micron Technology, Inc.	345	$38,971
Microsoft Corp.	406	158,068
NVIDIA Corp.	242	209,093
Palo Alto Networks, Inc.*	34	9,890
Super Micro Computer, Inc.*	189	162,313
Western Digital Corp.*	303	21,462
		1,366,532
MATERIALS — 4.1%
Albemarle Corp.	50	6,016
Amcor PLC	9,942	88,881
Freeport-McMoRan, Inc.	247	12,335
Linde PLC	19	8,378
Westrock Co.	1,328	63,691
		179,301
REAL ESTATE — 5.0%
American Tower Corp., REIT	73	12,524
AvalonBay Communities, Inc., REIT	71	13,459
Host Hotels & Resorts, Inc., REIT	4,189	79,046
Invitation Homes, Inc., REIT	785	26,847
Kimco Realty Corp., REIT	1,447	26,958
UDR, Inc., REIT	584	22,239
Ventas, Inc., REIT	295	13,062
VICI Properties, Inc., REIT	703	20,071
		214,206
UTILITIES — 9.1%
CenterPoint Energy, Inc.	2,066	60,203
Exelon Corp.	957	35,964
FirstEnergy Corp.	2,135	81,856
NiSource, Inc.	2,241	62,434
PG&E Corp.	4,942	84,558
PPL Corp.	2,409	66,151
		391,166
TOTAL COMMON STOCKS (Cost $4,208,616)		4,311,594
	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.0%
Invesco Government & Agency Portfolio – Institutional Class, 5.24%(a)	1,070	$1,070
TOTAL SHORT-TERM INVESTMENTS (Cost $1,070)		1,070
TOTAL INVESTMENTS — 99.9% (Cost $4,209,686)		4,312,664
Other Assets in Excess of Liabilities — 0.1%		2,603
TOTAL NET ASSETS — 100.0%		$4,315,267

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

See accompanying Notes to Financial Statements.

LG QRAFT AI-Powered U.S. Large Cap Core ETF SUMMARY OF INVESTMENTS	April 30, 2024
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	13.8%
Consumer Discretionary	9.9%
Consumer Staples	5.4%
Energy	4.2%
Financials	7.8%
Health Care	5.1%
Industrials	3.8%
Information Technology	31.7%
Materials	4.1%
Real Estate	5.0%
Utilities	9.1%
Total Common Stocks	99.9%
Short-Term Investments	0.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2024
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Assets:
Investments, at value	$9,211,240	$20,112,137	$4,312,664
Investment securities sold receivable	18,212	—	—
Dividends receivable	4,724	4,445	5,285
Foreign tax reclaim	19	2,871	—
Total Assets	9,234,195	20,119,453	4,317,949

Liabilities:
Advisory fee payable	5,465	12,591	2,682
Total Liabilities	5,465	12,591	2,682

Net Assets	$9,228,730	$20,106,862	$4,315,267

Net Assets Consist of:
Paid-in capital	$13,532,439	$36,729,404	$4,348,918
Distributable earnings (loss)	(4,303,709)	(16,622,542)	(33,651)
Net Assets	$9,228,730	$20,106,862	$4,315,267

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	200,001	550,001	150,001
Net Asset Value, Offering and Redemption Price Per Share	$46.14	$36.56	$28.77
Investments, at cost	$9,374,382	$20,198,450	$4,209,686

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
	Year Ended April 30, 2024	Year Ended April 30, 2024	For the period November 7, 2023(1) to April 30, 2024
Investment Income:
Dividends*	$83,863	$141,498	$31,556
Total Investment Income	83,863	141,498	31,556

Expenses:
Advisory fees	43,146	106,879	13,702
Total Expenses	43,146	106,879	13,702
Net Investment Income (Loss)	40,717	34,619	17,854

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(388,002)	(1,733,809)	(160,630)
In-kind redemptions	1,484,118	5,500,617	488,235
Foreign currency transactions	(1)	—	—
Net realized gain (loss)	1,096,115	3,766,808	327,605
Net change in unrealized appreciation (depreciation) on:
Investments	(279,840)	(720,789)	102,978
Net change in unrealized appreciation (depreciation)	(279,840)	(720,789)	102,978
Net realized and unrealized gain (loss)	816,275	3,046,019	430,583
Net Increase (Decrease) in Net Assets Resulting from Operations	$856,992	$3,080,638	$448,437
* Net of foreign withholding taxes	$951	$225	$—

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	QRAFT AI-Enhanced U.S. Large Cap ETF		QRAFT AI-Enhanced U.S. Large Cap Momentum ETF		LG QRAFT AI-Powered U.S. Large Cap Core ETF
	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2024	Year Ended April 30, 2023	For the period November 7, 2023(1) to April 30, 2024
From Investment Activities:
Operations:
Net investment income (loss)	$40,717	$62,094	$34,619	$113,305	$17,854
Net realized gain (loss)	1,096,115	(1,678,897)	3,766,808	(1,894,073)	327,605
Change in net unrealized appreciation (depreciation)	(279,840)	1,213,343	(720,789)	1,782,542	102,978
Net Increase (Decrease) in Net Assets Resulting from Operations	856,992	(403,460)	3,080,638	1,774	448,437

Distributions to Shareholders	(45,066)	(62,579)	(48,948)	(111,858)	(13,026)

Capital Share Transactions:
Proceeds from shares issued	16,899,814	6,622,440	59,697,468	26,676,927	10,102,871
Cost of shares redeemed	(13,320,551)	(12,940,038)	(54,840,627)	(30,288,470)	(6,223,040)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,579,263	(6,317,598)	4,856,841	(3,611,543)	3,879,831
Total Increase (Decrease) in Net Assets	4,391,189	(6,783,637)	7,888,531	(3,721,627)	4,315,242

Net Assets:
Beginning of period	4,837,541	11,621,178	12,218,331	15,939,958	25 (2)
End of period	$9,228,730	$4,837,541	$20,106,862	$12,218,331	$4,315,267

Change in Shares Outstanding:
Shares outstanding, beginning of period	125,001	300,001	425,001	575,001	1
Shares issued	375,000	175,000	1,800,000	975,000	370,000
Shares redeemed	(300,000)	(350,000)	(1,675,000)	(1,125,000)	(220,000)
Shares outstanding, end of period	200,001	125,001	550,001	425,001	150,001

(1)  Commencement of operations.

(2)  Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of the Fund in connection with the commencement of operations.
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. Large Cap ETF Selected Per Share Data	Years Ended April 30,				For the period May 20, 2019(1) through
	2024	2023	2022	2021	April 30, 2020
Net Asset Value, beginning of period	$38.70	$38.74	$40.62	$26.83	$24.73
Investment Activities
Net investment income (loss)(2)	0.30	0.32	0.06	(0.02)	0.14
Net realized and unrealized gain (loss)	7.48	(0.03)	(1.91)	14.50	3.07
Total from investment activities	7.78	0.29	(1.85)	14.48	3.21
Distributions to shareholders from:
Net investment income	(0.34)	(0.33)	(0.03)	(0.02)	(0.12)
Net realized gain	—	—	—	(0.67)	(0.99)
Total distributions	(0.34)	(0.33)	(0.03)	(0.69)	(1.11)
Net Asset Value, end of period	$46.14	$38.70	$38.74	$40.62	$26.83
Total Return (%)	20.21	0.83	(4.57)	54.12	12.84	(3)
Total Return at Market Price (%)	20.45	0.89	(4.63)	53.83	12.96	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	0.75	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	0.71	0.86	0.15	(0.06)	0.56	(4)
Supplemental Data
Net Assets at end of period (000’s)	$9,229	$4,838	$11,621	$20,311	$3,354
Portfolio turnover (%)(5)	317	348	180	263	219	(3)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF Selected Per Share Data	Years Ended April 30,				For the period May 20, 2019(1) through
	2024	2023	2022	2021	April 30, 2020
Net Asset Value, beginning of period	$28.75	$27.72	$35.19	$25.75	$24.70
Investment Activities
Net investment income (loss)(2)	0.08	0.24	0.01	(0.04)	0.07
Net realized and unrealized gain (loss)	7.84	1.02 (6)	(7.21)	17.27	2.41
Total from investment activities	7.92	1.26	(7.20)	17.23	2.48
Distributions to shareholders from:
Net investment income	(0.11)	(0.23)	(0.01)	(0.02)	(0.04)
Net realized gain	—	—	(0.26)	(7.77)	(1.39)
Total distributions	(0.11)	(0.23)	(0.27)	(7.79)	(1.43)
Net Asset Value, end of period	$36.56	$28.75	$27.72	$35.19	$25.75
Total Return (%)	27.62	4.65	(20.63)	69.95	9.99	(3)
Total Return at Market Price (%)	27.71	4.74	(20.67)	69.50	10.16	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	0.75	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	0.24	0.88	0.03	(0.13)	0.28	(4)
Supplemental Data
Net Assets at end of period (000’s)	$20,107	$12,218	$15,940	$21,992	$2,575
Portfolio turnover (%)(5)	449	506	790	346	275	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(6)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
LG QRAFT AI-Powered U.S. Large Cap Core ETF Selected Per Share Data	For the period November 7, 2023(1) through April 30, 2024
Net Asset Value, beginning of period	$25.06
Investment Activities
Net investment income (loss)(2)	0.13
Net realized and unrealized gain (loss)	3.67
Total from investment activities	3.80
Distributions to shareholders from:
Net investment income	(0.09)
Total distributions	(0.09)
Net Asset Value, end of period	$28.77
Total Return (%)	15.19	(3)
Total Return at Market Price (%)	14.90	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)
Net investment income (loss) (%)	0.97	(4)
Supplemental Data
Net Assets at end of period (000’s)	$4,315
Portfolio turnover (%)(5)	258	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2024

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

QRAFT AI-Enhanced U.S. Large Cap ETF
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
LG QRAFT AI-Powered U.S. Large Cap Core ETF

The QRAFT AI-Enhanced U.S. Large Cap Momentum ETF is classified as a non-diversified investment company under the 1940 Act. The QRAFT AI-Enhanced U.S. Large Cap ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF are classified as diversified investment companies under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

Each of the QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies (as such term is defined in each Fund’s prospectus). The LG QRAFT AI-Powered U.S. Large Cap Core ETF commenced operations on November 7, 2023.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•      Level 1 – Quoted prices in active markets for identical assets.

•      Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•      Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2024 for each Fund based upon the three levels defined above:

QRAFT AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$9,210,373	$—	$—	$9,210,373
Short-Term Investments	867	—	—	867
Total	$9,211,240	$—	$—	$9,211,240

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$20,059,994	$—	$—	$20,059,994
Short-Term Investments	52,143	—	—	52,143
Total	$20,112,137	$—	$—	$20,112,137
LG QRAFT AI-Powered U.S. Large Cap Core ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$4,311,594	$—	$—	$4,311,594
Short-Term Investments	1,070	—	—	1,070
Total	$4,312,664	$—	$—	$4,312,664

(a)  See Schedule of Investments for additional detailed categorizations.

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(d) Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(e) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for the day-to-day management of the Funds, including, among other things, providing an investment program for each Fund, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

QRAFT Technologies, Inc. (“Qraft”) is the Funds’ sponsor. In connection with an arrangement between the Adviser, and Qraft, Qraft has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. Qraft will also provide marketing support for the Funds including, but not limited to, distributing each Fund’s materials and providing the Funds with access to and the use of Qraft’s other marketing

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

capabilities, including communications through print and electronic media. For its services, Qraft is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. Qraft does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c) Other Servicing Agreements

The Bank of New York Mellon serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year/period ended April 30, 2024 were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$18,205,779	$20,779,073
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	63,088,194	67,357,267
LG QRAFT AI-Powered U.S. Large Cap Core ETF	10,116,566	10,841,018

Purchases and sales of in-kind transactions for the year/period ended April 30, 2024 were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$16,786,887	$10,644,928
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	59,276,189	50,172,786
LG QRAFT AI-Powered U.S. Large Cap Core ETF	10,067,829	5,462,169

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and LG QRAFT AI-Powered U.S. Large Cap Core ETF are $1,750, $500 and $500, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and LG QRAFT AI-Powered U.S. Large Cap Core ETF are $1,750, $500 and $500, respectively, regardless of the number of Creation Units redeemed in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment may also decline because of factors that affect a particular industry or industries, such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Funds’ investments may be negatively affected.

Models and Data Risk. Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, a Fund’s strategy may not be successfully implemented and a Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Non-Diversification Risk (QRAFT AI-Enhanced U.S. Large Cap Momentum ETF only). As a non-diversified investment company under the 1940 Act, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk. Each Fund’s sector exposure is expected to vary over time, a Fund may have a significant portion of its assets in one or more sectors from time to time. When a Fund has significant exposure to a particular sector, it will be more susceptible to the risks affecting that sector.

Information Technology Sector Risk. Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of a Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2024

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year/period ended April 30, 2024, the following amounts resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
QRAFT AI-Enhanced U.S. Large Cap ETF	$1,240,849	$(1,240,849)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	4,996,150	(4,996,150)
LG QRAFT AI-Powered U.S. Large Cap Core ETF	469,062	(469,062)

The tax character of the distributions paid during the tax year/period ended April 30, 2024 and April 30, 2023 were as follows:

	Year/Period Ended April 30, 2024
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
QRAFT AI-Enhanced U.S. Large Cap ETF	$45,066	$—	$—	$45,066
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	48,948	—	—	48,948
LG QRAFT AI-Powered U.S. Large Cap Core ETF	13,026	—	—	13,026
	Year Ended April 30, 2023
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
QRAFT AI-Enhanced U.S. Large Cap ETF	$62,579	$—	$—	$62,579
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	111,858	—	—	111,858

As of the tax year/period ended April 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
QRAFT AI-Enhanced U.S. Large Cap ETF	$—	$2,995	$(3,989,142)	$(317,562)	$(4,303,709)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	(14,173)	—	(16,192,770)	(415,599)	(16,622,542)
LG QRAFT AI-Powered U.S. Large Cap Core ETF	—	4,828	(68,899)	30,420	(33,651)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2024

At April 30, 2024, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
QRAFT AI-Enhanced U.S. Large Cap ETF	$9,528,802	$238,461	$(556,023)	$(317,562)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	20,527,736	981,927	(1,397,526)	(415,599)
LG QRAFT AI-Powered U.S. Large Cap Core ETF	4,282,244	227,469	(197,049)	30,420

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year/period ended April 30, 2024, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
QRAFT AI-Enhanced U.S. Large Cap ETF	$3,753,430	$235,712	$3,989,142
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	16,175,820	16,950	16,192,770
LG QRAFT AI-Powered U.S. Large Cap Core ETF	68,899	—	68,899

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. In the current year, the Fund did not utilize any prior accumulated capital losses.

As of April 30, 2024, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF had $14,173 of qualified late-year ordinary losses, which are deferred until May 1, 2024 for tax purposes. Net late-year losses incurred after December 31, 2023, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 8 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	April 30, 2024

To the Shareholders of QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap
Momentum ETF, and LG QRAFT AI-Powered U.S. Large Cap Core ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below (the “Funds”), as of April 30, 2024, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	For the year ended April 30, 2024	For the years ended April 30, 2024 and 2023	For the years ended April 30, 2024, 2023, 2022 and 2021 and for the period from May 20, 2019 (commencement of operations) through April 30, 2020
LG QRAFT AI-Powered U.S. Large Cap Core ETF	For the period from November 7, 2023 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2024

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2024 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio	Expenses Paid During Period
QRAFT AI-Enhanced U.S. Large Cap ETF
Actual Performance	$1,000.00	$1,215.50	0.75%	$4.13(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77(1)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Actual Performance	$1,000.00	$1,266.20	0.75%	$4.23(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77(1)
LG QRAFT AI-Powered U.S. Large Cap Core ETF
Actual Performance	$1,000.00	$1,151.90	0.75%	$3.88(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77(1)

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

(2)  Expenses are equal to Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 176 (the number of days in the period November 7, 2023 (commencement of operations) to April 30, 2024), then divided by 366.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	April 30, 2024 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and managing the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the March 2024 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT	April 30, 2024 (Unaudited)

At a meeting held on October 18, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the investment advisory agreement between the Trust, on behalf of the LG Qraft AI-Powered U.S. Large Cap Core ETF (the “Fund” or “LQAI”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require each Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreement, the Board took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with the independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by ETC; (ii) ETC’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC or its affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fee for LQAI reflects economies of scale to be shared with shareholders; and (v) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC at this Meeting related to the Agreement with respect to LQAI and information provided by ETC in the ordinary course of business throughout the year, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that perform services for each of the Funds and their background and experience; a review of the financial condition of ETC; information regarding risk management processes and liquidity management; the compliance policies and procedures of ETC; and an independent report prepared by ISS analyzing the estimated fees and expenses of LQAI as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to LQAI, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of LQAI. The Board noted that ETC’s responsibilities would include, among other things, develop, implement, and maintain LQAI’s portfolio consistent with the strategies described in LQAI’s prospectus, trading portfolio securities and other investment instruments on behalf of LQAI, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Fund, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to LQAI. The Board noted that it had been provided ETC’s registration form on Form ADV and ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)	April 30, 2024 (Unaudited)

The Board also considered services to be provided to LQAI by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for LQAI to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to LQAI’s business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for LQAI’s shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. The Independent Trustees also considered the significant risks assumed by ETC in connection with the services provided to LQAI, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to LQAI by ETC.

Performance. Because LQAI is new and has not commenced operations, the Board noted that there were no historical performance records to consider. The Board considered backtested performance data of a strategy that utilized the signals generated by the LG-Qraft artificial intelligence system (“LG QRAFT AI”) licensed by ETC and found that the results were not unreasonable. The Board also took into consideration other ETC advised Funds that utilized QRAFT AI technology as part of their active strategies and that it received regular reports regarding each Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC for its services to LQAI under the Agreement. The Board reviewed the report provided by ISS, an independent third party, comparing LQAI’s advisory fee to those paid by a group of peer funds. The Board found that LQAI’s proposed fee was less than the mean and the median of the ISS peer group. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that LQAI would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC will be responsible for compensating LQAI’s other service providers and paying LQAI’s other expenses out of its own fee and resources, and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with LQAI, and reviewed a profitability analysis from ETC with respect to LQAI. The Board considered the risks borne by ETC associated with providing services to LQAI, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of LQAI. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of LQAI as assets grow in size, noting however that for the initial term of the Agreement with respect to LQAI that the Fund was not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time, however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreement.

Conclusion. The Board, having requested and received such information from ETC as it believed reasonably necessary to evaluate the terms of the Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to LQAI. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreement was in the best interests of LQAI and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of LQAI; rather, the Board based its determination on the total mix on information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2024 (Unaudited)

Tax Information

For the year/period ended April 30, 2024, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
QRAFT AI-Enhanced U.S. Large Cap ETF	100.00%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	100.00%
LG QRAFT AI-Powered U.S. Large Cap Core ETF	42.52%

For the year/period ended April 30, 2024, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
QRAFT AI-Enhanced U.S. Large Cap ETF	100.00%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	100.00%
LG QRAFT AI-Powered U.S. Large Cap Core ETF	73.17%

Premium/Discount information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund for various time periods can be found on the Funds’ website at www.qraftaietf.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2024 (Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Funds’ Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (855) 973-7880 or at www.qraftaietf.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During the Past 5 Years
Interested Trustee(3)
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2023; President since 2012.	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011).	32	None.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	Retired: Partner at Deloitte & Touche LLP (2000-2014).	32

Independent Trustee, Bridge Builder Trust (15 portfolios) (since 2022); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	32	None.
Stuart Strauss (1953)	Trustee	Since 2022	Partner, Dechert LLP (2009 to 2020).	32	None.

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

(3)  Mr. Stevens is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2024 (Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2023; President since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011).

Richard Malinowski (1983)	Vice President and Secretary	Since 2022

General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC
(2017 to 2020).

Andrew Serowik (1976)	Vice President	Since 2024	Portfolio Manager, Exchange Traded Concepts, LLC (since 2018).
Christopher Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Heather Nichols (1983)	Assistant Secretary	Since 2023	Counsel, Exchange Traded Concepts, LLC (since 2023). Principal, HND Compliance and Regulatory Services, LLC (2015 to 2023).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021	Chief Compliance Officer Exchange Traded Concepts Trust (since 2021); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021).

(1)  Each Officer serves at the pleasure of the Board.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ Statements of Additional Information, which is available without charge by visiting the Funds’ website at www.qraftaietf.com or the SEC’s website at www.sec.gov or by calling toll-free (855) 973-7880.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free (855) 973-7880 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.qraftaietf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 19(a)(1).

(b)	During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees:

2023	2024
$42,000	$42,600

Audit fees, paid to Cohen & Company, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2023	2024
$0	$0

(c) Tax Fees:

2023	2024
$9,000	$9,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen & Company, Ltd.

(d) All Other Fees:

2023	2024
$0	$0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2023	2024
0%	0%

(f)	Not applicable.

(g)

2023	2024
$9,000	$9,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 18: RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

Item 19: Exhibits

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/01/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/01/2024

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	07/01/2024